Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities

	2022	2021	2020

Short-term compensation (salaries and social charges)	8,199	6,343	3,638
Long-term incentive (stock option plan)	864	1,170	604
	9,063	7,513	4,242